LOOMIS SAYLES FUNDS

Supplement dated July 19, 2019 to the Loomis Sayles Funds Prospectus dated February 1, 2019 as may be revised or supplemented from time to time for the following fund:

Loomis Sayles High Income Opportunities Fund

(the “Fund”)

Effective immediately Brian P. Kennedy and Todd P. Vandam have joined the portfolio management team of the Fund.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund’s Summary is revised to include the following:

Brian P. Kennedy, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since 2019.

Todd P. Vandam, CFA®, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since 2019.

The subsection “Portfolio Managers” under the section “Management” in the Loomis Sayles High Income Opportunities Fund Prospectus is amended to include the following:

Brian P. Kennedy has served as portfolio manager of the Loomis Sayles High Income Opportunities Fund since 2019. Mr. Kennedy is a Vice President of Loomis Sayles. He began his investment industry career in 1990 and joined Loomis Sayles in 1994 as a structured finance and government bond trader, then a credit trader in 2001 and a product manager in 2009. He earned a B.S. from Providence College and an M.B.A. from Babson College and has over 28 years of investment experience.

Todd P. Vandam, CFA has served as portfolio manager of the Loomis Sayles High Income Opportunities Fund since 2019. Mr. Vandam, Vice President of Loomis Sayles, began his investment career and joined Loomis Sayles in 1994. Mr. Vandam received a B.A. from Brown University. He holds the designation of Chartered Financial Analyst® and has over 25 years of investment experience.

LOOMIS SAYLES FUNDS

Supplement dated July 19, 2019 to the Loomis Sayles Funds Statement of Additional Information dated

February 1, 2019 as may be revised or supplemented from time to time for the following fund:

Loomis Sayles High Income Opportunities Fund

(the “Fund”)

Effective July 19, 2019, Brian P. Kennedy and Todd P. Vandam have joined the management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Brian P. Kennedy and Todd P. Vandam as of June 30, 2019:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Brian P. Kennedy	14	$29.7 billion	0	$0	15	$8.6 billion	0	$0	127	$19.1 billion	0	$0
Todd P. Vandam	5	$2.4 billion	0	$0	21	$5.2 billion	0	$0	87	$11.7 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of June 30, 2019, Mr. Kennedy and Mr. Vandam did not own any shares of the Fund.